Goodwill And Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets [Abstract]
Goodwill And Intangible Assets
11.	GOODWILL AND INTANGIBLE ASSETS

In 2009, Vimicro Tianjin completed the acquisition of the ViSS business that resulted in goodwill of $2,019. Due to translation adjustment, the carrying amount as at December 31, 2010 was $2,082. The changes of goodwill are as below:

	As of December 31
	2010	2011
Balance as of January 1	2,019	2,082
Impairment losses	—	(2,182)
Foreign currency translation adjustment	63	100

Balance as of December 31	2,082	—

The Group assessed the fair value under the surveillance and security products reporting unit as of December 31, 2011 using the income-based valuation methodology. Under the income approach, forecasted cash flows of a business unit are discounted to a present value using a discount rate commensurate with the risks of those cash flows. Based on the results of the valuation, the assessed fair value was below the carrying value of the surveillance and security products reporting unit as of year end. The Group then performed a hypothetical purchase allocation using the fair value of the reporting unit and determined that the goodwill was fully impaired. As a result, the Group recognized a goodwill impairment charge of $2,182 for the year ended December 31, 2011 under the caption of "Assets impairment" in the consolidated statement of operations and comprehensive loss.

In 2009, the Group acquired intangible assets with a fair value of $3,065 and $1,098 in connection with the acquisition of the ViSS business and Visiondigi, respectively. The changes of intangible assets are as below:

	As of December 31, 2010
	Cost	Accumulated amortization	Impairment loss	Net
Core technology	2,319	(202)	—	2,117
Trade name	841	(841)	—	—
Software	1,130	(318)	—	812

	4,290	(1,361)	—	2,929

	As of December 31, 2011
	Cost	Accumulated amortization	Impairment loss	Net
Core technology	2,437	(403)	(2,034)	—
Trade name	884	(884)	—	—
Software	1,190	(550)	(640)	—

	4,511	(1,837)	(2,674)	—

The core technology and software were primarily used in the Mobile Business. Following the disposal of the Mobile Business in December 2011, the Company performed an impairment analysis and concluded that there would not be significant cash flows to be generated by these intangibles. Accordingly, the Company recorded an impairment charge of $2,674 for the year ended December 31, 2011 under the caption of "Assets impairment" in the consolidated statement of operations and comprehensive loss.

During the year ended December 31, 2009, 2010 and 2011, the amortization expenses of intangible assets were $344, $986 and $387, respectively.